Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Revenues from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues from contracts with customers
Total revenues	$ 67,395,903	$ 302,277,581	$ 257,268,371
Transaction fees from cryptocurrency mining [Member]
Revenues from contracts with customers
Total revenues	193,222	4,539,214
Cryptocurrency mining in third-party mining pools [Member]
Revenues from contracts with customers
Total revenues	10,753,859	568,427	509,940
Sale of mining machines [Member]
Revenues from contracts with customers
Total revenues	15,254,872	192,162,144	219,782,989
Hosting services [Member]
Revenues from contracts with customers
Total revenues	3,339,426	6,247,292	482,186
Total revenues from contracts with customers [Member]
Revenues from contracts with customers
Total revenues	29,541,379	203,517,077	220,775,115
Other sources: block rewards [Member]
Revenues from contracts with customers
Total revenues	$ 37,854,524	$ 98,760,504	$ 36,493,256